Long-Term Debt - Narratives (Details) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 28, 2021	Mar. 31, 2021	Nov. 19, 2020	Nov. 09, 2020	Jun. 07, 2020	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Feb. 28, 2022	Nov. 30, 2020	Nov. 12, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt outstanding							$ 67,818,873							$ 55,136,089	$ 16,516,598			$ 1,629,310		$ 3,764,245
Net proceeds from debt														40,180,000	16,164,914
Minimum revenue							$ 125,000,000.0		$ 650,000,000.0	$ 585,000,000.0	$ 525,000,000.0	$ 460,000,000.0	$ 395,000,000.0	125,000,000.0
Minimum liquidity														$ 5,000,000.0
Paid in cash interest, percentage		12.00%				0.12%	0.12%							12.00%
Partially paid in kind interest, percentage							0.08%							8.00%
Paid in kind interest, percentage							0.04%							4.00%
Warrant term														1 year 1 month 6 days
Percentage of pledged stock, Its subsidiaries and bank accounts								1.00%						100.00%
Long term debt increase					$ 180,000
Series D Preferred units
Debt Instrument [Line Items]
Warrant term							10 years							10 years
Warrant issued for securities							858,351							858,351
Share price							$ 4.68							$ 4.68
Class C Preferred Units
Debt Instrument [Line Items]
Share price					$ 0.90
Shares repurchased					200,000
Term Loan and Security Agreement
Debt Instrument [Line Items]
Unused borrowing capacity													22,300,000	$ 47,300,000
LTD-A
Debt Instrument [Line Items]
Debt face amount															16,164,914
Interest rate																			12.00%
Debt outstanding															1,516,598
Accrued interest															112,712			$ 219,236
Net proceeds from debt															16,164,914
Line of credit
Debt Instrument [Line Items]
Debt face amount																$ 5,000,000.0
Interest rate																4.50%
Debt converted into shares																$ 3,764,270
LTD-C
Debt Instrument [Line Items]
Debt face amount															$ 15,000,000.0
Interest rate															10.00%
Debt outstanding														15,000,000	$ 15,000,000
Accrued interest							$ 5,316,338							3,865,740	2,204,141
LTD-C | Share repurchase agreement
Debt Instrument [Line Items]
Debt face amount															$ 15,000,000.0
LTD-D
Debt Instrument [Line Items]
Debt outstanding														40,000,000
Net proceeds from debt														40,000,000
LTD-D | Term Loan and Security Agreement
Debt Instrument [Line Items]
Debt face amount			$ 100,000,000.0	$ 100,000,000.0
Gross proceeds from debt			40,000,000.0				$ 52,800,000							40,000,000.0
Net proceeds from debt	$ 12,600,000			$ 36,500,000										36,500,000
Debt issuance cost	$ 200,000		$ 3,500,000											3,500,000
Unused borrowing capacity													$ 35,000,000.0	60,000,000.0			$ 25,000,000.0
LTD-E
Debt Instrument [Line Items]
Debt outstanding														136,089
Net proceeds from debt														$ 180,000
Share price					$ 3.25
LTD-E | Class C Preferred Units
Debt Instrument [Line Items]
Members deficit decrease					$ 180,000
Monthly payment					$ 7,757